                                           UNITED STATES
                                 SECURITIES AND EXCHANGE COMMISSION
                                       WASHINGTON, D.C. 20549

                                             FORM N-PX

                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                 OF
                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                            811-2368

  NAME OF REGISTRANT:                                            VANGUARD FIXED INCOME SECURITIES FUNDS

  ADDRESS OF REGISTRANT:                                         PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:                         ANNE E. ROBINSON
                                                                 PO BOX 876
                                                                 VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:            (610) 669-1000

  DATE OF FISCAL YEAR END:                                       JANUARY 31

  DATE OF REPORTING PERIOD:                    JULY 1, 2018 - JUNE 30, 2019

  FUND:          VANGUARD GNMA FUND

                 The fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

                                             SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD FIXED INCOME SECURITIES FUNDS

  By:     /s/Mortimer J. Buckley

             Mortimer J. Buckley*
             Chief Executive Officer, President, and Trustee

  Date:      August 28, 2019
  *By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216. Incorporated by Reference.